FAIR VALUE MEASUREMENTS (Tables)	5 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis

Description	Level	September 30, 2020
Assets:
Investments held in Trust Account — U.S. Treasury Securities Money Market Fund	1	$143,753,387